Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of property and equipment, net

	As of December 31,
	2016	2017
	RMB	RMB	US$
Electronic equipment	127,786	129,403	19,890
Leasehold improvements	62,702	62,216	9,562
Office equipment and fixtures	25,091	26,495	4,072
Motor vehicles	4,209	4,472	687
Construction in progress	—	2,466	379
Less: Accumulated depreciation	(102,349)	(135,915)	(20,890)

Property and equipment, net	117,439	89,137	13,700